26. EMPLOYEE BENEFITS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) Participants	Dec. 31, 2016 BRL (R$) Participants	Dec. 31, 2015 BRL (R$)
Disclosure of defined benefit plans [line items]
Total participants	35,176	34,051
Pension plan expense | R$	R$ 41,544	R$ 35,798	R$ 35,539
Active contributors
Disclosure of defined benefit plans [line items]
Total participants	20,734	19,442
Retired employees
Disclosure of defined benefit plans [line items]
Total participants	13,587	13,783
Related beneficiaries
Disclosure of defined benefit plans [line items]
Total participants	855	826